UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2006
                                                      -------------

Check here if Amendment [  ]; Amendment Number:  __________________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Burgundy Asset Management Ltd
Address:          181 Bay Street, Suite 4510
                  Bay Wellington Tower, BCE Place
                  Toronto, Ontario   M5J 2T3

Form 13F File Number:  28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Meadows
Title:    Vice President
Phone:    (416) 868-3570

Signature, Place, and Date of Signing:

                           Toronto, Ontario Canada        July 10, 2006
_____________________      ________________________     ___________________
     [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-__________________      ________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     95

Form 13F Information Table Value Total:     2,328,722
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

FORM 13F INFORMATION TABLE - JUNE 30, 2006

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

COLUMN 1                                   COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5    COLUMN 6    COLUMN 7   COLUMN 8

                                           Title of                    Market      Total       Investment  Other      Voting
Name of Issuer                             Class         Cusip         Value       Shares      Decision    Managers   Authority
                                                                       (x$1000)
------------------------------------------------------------------------------------------------------------------------------

Abbott Laboratories                        COM           002824 10 0    45314      1039077  SH    SOLE               1039077
Abercrombie & Fitch Co.                    CL A          002896 20 7    14498       261560  SH    SOLE                261560
ACE Cash Express, Inc.                     COM           004403 10 1    26793       915360  SH    SOLE                915360
Adesa Inc. Common                          COM           00686U104       9952       447500  SH    SOLE                447500
Affiliated Computer Services Inc.          CL A          008190 10 0      150         2900  SH    SOLE                  2900
Altria Group Inc.                          COM           02209S103      65315       889488  SH    SOLE                889488
Anheuser-Busch Companies, Incorporated     COM           035229 10 3       36          800  SH    SOLE                   800
Ares Capital Corporation                   COM           04010L103      22196      1311044  SH    SOLE               1311044
AutoNation Inc.                            COM           05329W102       4483       209100  SH    SOLE                209100
Belo Corp.                                 COM SER A     080555 10 5     2081       133400  SH    SOLE                133400
Berkshire Hathaway Inc.                    CL A          084670 10 8    51329          560  SH    SOLE                   560
Berkshire Hathaway Inc.                    CL B          084670 20 7     1099          361  SH    SOLE                   361
Bioscrip Inc.                              COM           09069N108      10783      2008020  SH    SOLE               2008020
Briggs & Stratton Corporation              COM           109043 10 9    31476      1011750  SH    SOLE               1011750
CBS Corporation                            COM           124857 10 3     5691       210300  SH    SOLE                210300
CBS Corporation                            CL B          124857 20 2    36152      1336500  SH    SOLE               1336500
Citigroup Financial Canada Inc.            COM           172967 10 1       77         1600  SH    SOLE                  1600
Comcast Corporation                        CL A SPL      20030N200          0            2  SH    SOLE                     2
Conagra Foods Incorporated                 COM           205887 10 2       44         2000  SH    SOLE                  2000
Digital Theater Systems Inc.               COM           23335C101      27331      1403052  SH    SOLE               1403052
Dell Inc.                                  COM           24702R101      89048      3640550  SH    SOLE               3640550
Walt Disney Company                        COM           254687 10 6       60         2000  SH    SOLE                  2000
Dollar Financial Corporation               COM           256664 10 3    13129       729390  SH    SOLE                729390
Emerson Electric Company                   COM           291011 10 4       84         1000  SH    SOLE                  1000
Expedia Incorporated                       COM           30212P105       3541       236200  SH    SOLE                236200
Federated Investors Inc.                   CL B          314211 10 3     4794       152200  SH    SOLE                152200
Fidelity National Title Group, Inc.        COM           31620R105        287        14577  SH    SOLE                 14577
Fidelity National Financial, Inc.          COM           316326 10 7     3239        83150  SH    SOLE                 83150
First Data Corporation                     COM           319963 10 4    53733      1193012  SH    SOLE               1193012
Fossil, Inc.                               COM           349882 10 0    18035      1001382  SH    SOLE               1001382
Furniture Brands International Inc.        COM           360921 10 0    12150       583020  SH    SOLE                583020
Arthur J. Gallagher & Co.                  COM           363576 10 9    17257       681010  SH    SOLE                681010
Gladstone Investment Corporation           COM           376546 10 7    19947      1329780  SH    SOLE               1329780
Global Imaging Systems, Inc.               COM           37934A100      45713      1107400  SH    SOLE               1107400
Golden West Financial Corporation          CL B          381317 10 6    30081       405400  SH    SOLE                405400
Greenfield Online Inc.                     COM           395150 10 5    15934      2150300  SH    SOLE               2150300
HCC Insurance Holdings. Inc.               COM           404132 10 2    41885      1422720  SH    SOLE               1422720
Hewlett-Packard Company                    COM           428236 10 3       95         3000  SH    SOLE                  3000
Home Depot Inc.                            COM           437076 10 2    55571      1552684  SH    SOLE               1552684
Hudson City Bancorp Inc.                   COM           443683 10 7   100543      7542648  SH    SOLE               7542648
IVCI CORP                                  CL B          450704 10 1        0        10000  SH    SOLE                 10000
infoUSA Inc.                               COM           456818 30 1    19926      1932724  SH    SOLE               1932724
Intel Corporation                          COM           458140 10 0       38         2000  SH    SOLE                  2000
Interactive Data Corporation               COM           45840J107      44508      2215410  SH    SOLE               2215410
International Speedway Corporation         COM           460335 20 1     2434        52500  SH    SOLE                 52500
JPMorgan Chase & Co.                       COM           46625H100         84         2000  SH    SOLE                  2000
Jackson Hewitt Tax Service Inc.            COM           468202 10 6    41778      1332630  SH    SOLE               1332630
Johnson & Johnson                          COM           478160 10 4   104589      1745483  SH    SOLE               1745483
KKR Financial Corp.                        COM           482476 30 6     5024       241400  SH    SOLE                241400
K-Swiss Inc.                               CL A          482686 10 2    27823      1042044  SH    SOLE               1042044
Kimberly-Clark Corporation                 COM           494368 10 3       37          600  SH    SOLE                   600
Laboratory Corporation of America Holdings COM           50540R409       4624        74300  SH    SOLE                 74300
Liz Claiborne, Inc.                        COM           539320 10 1     3652        98530  SH    SOLE                 98530
M&T Bank Corporation                       COM           55261F104       1179        10000  SH    SOLE                 10000
Macrovision Corporation                    COM           555904 10 1    11629       540400  SH    SOLE                540400
Maidenform Brands, Incorporated            COM           560305 10 4    13422      1088570  SH    SOLE               1088570
Marsh & McLennan Companies Inc.            COM           571748 10 2    54182      2014937  SH    SOLE               2014937
McDonald's Corporation                     COM           580135 10 1    92587      2755570  SH    SOLE               2755570
Merck & Co., Inc.                          COM           589331 10 7     2474        67900  SH    SOLE                 67900
Merit Medical Systems, Inc.                COM           589889 10 4    19782      1437633  SH    SOLE               1437633
Metrologic Instruments, Inc.               COM           591676 10 1    25337      1688000  SH    SOLE               1688000
Microsoft Corp.                            COM           594918 10 4    91985      3947860  SH    SOLE               3947860
Motorola Inc.                              COM           620076 10 9    31513      1563900  SH    SOLE               1563900
NBTY Inc.                                  COM           628782 10 4    32632      1364800  SH    SOLE               1364800
NGP Capital Resources Co.                  COM           62912R107      18831      1287180  SH    SOLE               1287180
NU Skin Enterprises Inc.                   CL A          67018T105      16262      1095100  SH    SOLE               1095100
Nutraceutical International Corporation    COM           67060Y101      15373      1002790  SH    SOLE               1002790
Pfizer Inc.                                COM           717081 10 3    24211      1031582  SH    SOLE               1031582
Price T. Rowe Group                        COM           74144T108         34          900  SH    SOLE                   900
Priceline.com Incorporated                 COM           741503 40 3    23716       794240  SH    SOLE                794240
The Procter & Gamble Company               COM           742718 10 9    43960       790647  SH    SOLE                790647
Quest Diagnostics Incorporated             COM           74834L100      41528       693051  SH    SOLE                693051
RC2 Corporation                            COM           749388 10 4    41813      1081560  SH    SOLE               1081560
RLI Corp.                                  COM           749607 10 7    22137       459455  SH    SOLE                459455
Radio One Inc.                             CL D          75040P405      28312      3825963  SH    SOLE               3825963
Rent-A-Center Inc.                         COM           76009N100       2227        89575  SH    SOLE                 89575
Rewards Network Inc.                       COM           761557 10 7     9955      1218440  SH    SOLE               1218440
SK Telecom Co., Ltd.                       COM           78440P108        126         5400  SH    SOLE                  5400
Sabre Holding Corporation                  CL A          785905 10 0     3351       152300  SH    SOLE                152300
Safenet Inc.                               COM           78645R107      20015      1129530  SH    SOLE               1129530
School Specialty Inc.                      COM           807863 10 5    14605       458554  SH    SOLE                458554
E.W. Scripps Company                       CL A          811054 20 4    29924       693659  SH    SOLE                693659
Speedway Motorsports Inc.                  COM           847788 10 6    21302       564450  SH    SOLE                564450
Stratasys, Inc.                            COM           862685 10 4    19865       674300  SH    SOLE                674300
Tempur-Pedic International Inc.            COM           88023U101      34383      2544970  SH    SOLE               2544970
3M Co.                                     COM           88579Y101      62584       774836  SH    SOLE                774836
Time Warner Inc.                           COM           887317 10 5    55876      3229848  SH    SOLE               3229848
UST Inc.                                   COM           902911 10 6      131         2900  SH    SOLE                  2900
United Auto Group Inc.                     COM           909440 10 9    26841      1257200  SH    SOLE               1257200
VF Corp                                    COM           918204 10 8     3063        45100  SH    SOLE                 45100
Wal-Mart Stores, Inc.                      COM           931142 10 3    99460      2064771  SH    SOLE               2064771
Wells Fargo & Company                      COM           949746 10 1    48799       727476  SH    SOLE                727476
Wesco Financial Corporation                COM           950817 10 6       38          100  SH    SOLE                   100
Wyeth                                      COM           983024 10 0    55755      1255459  SH    SOLE               1255459
Yankee Candle Company Inc.                 COM           984757 10 4    33081      1322720  SH    SOLE               1322720

                                                          Total          $2,328,722,268.93         Count                  95
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